Borrowings - Borrowings repayment schedule (Details) - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 28,730	£ 26,625	£ 28,638
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Borrowings	4,472	4,447
In 1 to 2 years
Disclosure of detailed information about borrowings [line items]
Borrowings	2,393	1,694
In 2 to 3 years
Disclosure of detailed information about borrowings [line items]
Borrowings	1,990	2,347
In 3 to 4 years
Disclosure of detailed information about borrowings [line items]
Borrowings	1,553	1,873
In 4 to 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings	714	1,469
Borrowings Paid By Instalments | More than 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings	959	1,010
Borrowings Paid By Other Than Instalments | More than 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 16,649	£ 13,785